Allowance for credit losses - Schedule of Financing Receivables Grouped by Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	$ 2,417	$ 2,607
Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	224	357
Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	633	270
Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	1,560	1,980
Investment in finance leases
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	1,219	1,263
Investment in finance leases | Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	214	357
Investment in finance leases | Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	562	213
Investment in finance leases | Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	443	693
Notes receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	602	688
Notes receivable | Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	0	0
Notes receivable | Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	53	13
Notes receivable | Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	549	675
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	596	656
Loans receivable | Category A
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	10	0
Loans receivable | Category B
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	18	44
Loans receivable | Category C
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivables at amortized cost	$ 568	$ 612